DISCONTINUED OPERATIONS (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Depreciation and amortization	¥ 12,483	$ 670	¥ 13,878	¥ 14,195
Asset impairment	44,706	6,736
Capital expenditures	¥ 0	$ 0	¥ 2,510	¥ 3,334